Organization and Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business	Organization and Business
Unless the context otherwise requires, references in these notes to “Origin”, “the Company”, “we”, “us” and “our” and any related terms are intended to mean the post-Business Combination Origin Materials, Inc. and its consolidated subsidiaries.
The Company’s mission to help enable the world’s transition to sustainable materials by replacing petroleum-based materials with decarbonized materials in a wide range of end products, such as food and beverage packaging, clothing, textiles, plastics, car parts, carpeting, tires, adhesives, soil amendments and more. The Company’s technology can convert sustainable feedstocks, such as sustainably harvested wood, agricultural waste, wood waste and corrugated cardboard, into materials and products that are currently made from fossil feedstocks, such as petroleum and natural gas. The Company’s products are intended to compete directly with petroleum-derived products on both performance and price, as well as provide a significant unit cost advantage over products made from other low-carbon feedstocks.
The Company is currently developing and constructing its first manufacturing plant in Ontario, Canada (Origin 1), which is expected to become operational in 2022. The Company is also currently in the planning phase for the construction of a significantly larger manufacturing plant (Origin 2), with which is expected to become operational in 2025.
On June 25, 2021 (the “Closing Date”), Artius Acquisition Inc. (“Artius”), a special purpose acquisition company, consummated the Merger Agreement and other Related Agreements (the “Merger Agreement”) dated February 16, 2021, by and among Artius, Zero Carbon Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Artius (“Merger Sub”), and Micromidas, Inc. a Delaware corporation (now known as Origin Materials Operating, Inc.).
Pursuant to the terms of the Merger Agreement, a business combination between Artius and Legacy Origin was effected through the merger of Merger Sub with and into Legacy Origin, with Legacy Origin surviving as the surviving company and as a wholly-owned subsidiary of Artius (the “Merger” and, collectively with the other transactions described in the Merger Agreement, the “Business Combination”). On the Closing Date, Artius changed its name to Origin Materials, Inc. (collectively with its subsidiaries, the “Company”).
For additional information on the Business Combination, please refer to Note 4, Business Combination, to these consolidated financial statements.